Investment Portfolio - July 31, 2024

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 96.5%

Communication Services - 9.8%
Entertainment - 2.9%
Electronic Arts, Inc.	13,910	$2,099,575
Interactive Media & Services - 6.9%
Alphabet, Inc.- Class A	16,537	2,836,757
Meta Platforms, Inc.- Class A	4,332	2,056,964
		4,893,721
Total Communication Services		6,993,296
Consumer Discretionary - 4.8%
Broadline Retail - 4.8%
Amazon.com, Inc.*	18,312	3,423,978
Consumer Staples - 7.8%
Beverages - 4.5%
The Coca-Cola Co.	22,090	1,474,287
Constellation Brands, Inc. - Class A	6,947	1,703,126
		3,177,413
Consumer Staples Distribution & Retail - 1.9%
Dollar Tree, Inc.*	13,085	1,365,289
Tobacco - 1.4%
Philip Morris International, Inc.	8,497	978,515
Total Consumer Staples		5,521,217
Financials - 22.7%
Banks - 1.6%
JPMorgan Chase & Co.	5,296	1,126,989
Capital Markets - 11.5%
BlackRock, Inc.	1,320	1,156,980
Cboe Global Markets, Inc.	3,573	655,681
Intercontinental Exchange, Inc.	16,943	2,567,881
Moody's Corp.	3,713	1,694,911
MSCI, Inc.	1,434	775,450
S&P Global, Inc.	2,837	1,375,179
		8,226,082
Financial Services - 8.4%
Fiserv, Inc.*	8,865	1,450,048
Mastercard, Inc.- Class A	5,823	2,700,183
Visa, Inc.- Class A	6,785	1,802,571
		5,952,802
Insurance - 1.2%
The Progressive Corp.	3,925	840,421
Total Financials		16,146,294
Health Care - 12.4%
Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc.*	1,655	820,417
Health Care Equipment & Supplies - 2.3%
IDEXX Laboratories, Inc.*	1,274	606,577
Intuitive Surgical, Inc.*	2,274	1,011,043
		1,617,620
Health Care Providers & Services - 4.9%
Humana, Inc.	4,618	1,669,915

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.	3,180	$1,832,189
		3,502,104
Life Sciences Tools & Services - 1.7%
Thermo Fisher Scientific, Inc.	2,021	1,239,560
Pharmaceuticals - 2.3%
Johnson & Johnson	10,417	1,644,323
Total Health Care		8,824,024
Industrials - 17.3%
Aerospace & Defense - 5.1%
HEICO Corp.- Class A	4,052	770,326
L3Harris Technologies, Inc.	8,033	1,822,607
Northrop Grumman Corp.	2,130	1,031,602
		3,624,535
Building Products - 1.5%
Masco Corp.	14,006	1,090,367
Commercial Services & Supplies - 2.9%
Copart, Inc.*	25,095	1,313,222
Rollins, Inc.	15,419	738,724
		2,051,946
Ground Transportation - 5.3%
CSX Corp.	38,636	1,356,123
Norfolk Southern Corp.	4,787	1,194,644
Union Pacific Corp.	4,994	1,232,170
		3,782,937
Professional Services - 2.5%
Equifax, Inc.	3,410	952,651
TransUnion	8,869	800,516
		1,753,167
Total Industrials		12,302,952
Information Technology - 19.1%
IT Services - 2.1%
EPAM Systems, Inc.*	7,133	1,534,522
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	2,876	610,287
Micron Technology, Inc.	7,879	865,272
NVIDIA Corp.	9,740	1,139,775
		2,615,334
Software - 11.3%
Intuit, Inc.	1,659	1,073,954
Microsoft Corp.	8,091	3,384,870
Salesforce, Inc.	5,006	1,295,553
ServiceNow, Inc.*	2,809	2,287,621
		8,041,998
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	6,379	1,416,648
Total Information Technology		13,608,502

Investment Portfolio - July 31, 2024

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 1.0%
Chemicals - 1.0%
The Sherwin-Williams Co.	2,118	$742,994
Utilities - 1.6%
Electric Utilities - 1.6%
Evergy, Inc.	19,196	1,113,368
TOTAL COMMON STOCKS
(Identified Cost $49,187,084)		68,676,625

	SHARES	VALUE

SHORT-TERM INVESTMENT - 3.6%

Dreyfus Government Cash Management, Institutional Shares, 5.21%[1]
(Identified Cost $2,592,412)	2,592,412	$2,592,412

TOTAL INVESTMENTS - 100.1%
(Identified Cost $51,779,496)		71,269,037
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(97,746)
NET ASSETS - 100%		$71,171,291

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,993,296	$6,993,296	$—	$—
Consumer Discretionary	3,423,978	3,423,978	—	—
Consumer Staples	5,521,217	5,521,217	—	—
Financials	16,146,294	16,146,294	—	—
Health Care	8,824,024	8,824,024	—	—
Industrials	12,302,952	12,302,952	—	—
Information Technology	13,608,502	13,608,502	—	—
Materials	742,994	742,994	—	—
Utilities	1,113,368	1,113,368	—	—
Short-Term Investment	2,592,412	2,592,412	—	—
Total assets	$71,269,037	$71,269,037	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2023 or July 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2